Basic and Diluted (Loss)/Earnings Per Share - Schedule of Diluted (Loss)/Earnings Per Share (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares
Schedule of Diluted (Loss)/Earnings Per Share [Abstract]
Net (loss)/earnings allocated to ordinary share (in Ringgits and Dollars)	RM 3,512,168	$ 785,807	RM 3,754,385	RM (289,865)
Add: Effect on interest expenses of AI RCPS (in Ringgits and Dollars)			100,648
Net (loss)/earnings used in the computation of diluted earnings per share (in Ringgits and Dollars)	RM 3,512,168	$ 785,807	RM 3,855,033	RM (289,865)
Weighted average number of ordinary shares	20,031,151	20,031,151	20,000,000	20,000,000
Effect of redeemable convertible preference shares			67,069
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,031,151	20,031,151	20,067,069	20,000,000
Diluted (loss)/earnings per share (in Ringgits per share and Dollars per share) | (per share)	RM 0.18	$ 0.04	RM 0.19	RM (0.01)